UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)   (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period:  2/28/15_

Item 1. Reports to Stockholders.

Semiannual Report and Shareholder Letter

February 28, 2015

Templeton China World Fund

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Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

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At the core of our firm, you’ll find multiple independent investment teams—each with a focused area of expertise—from traditional to alternative strategies and multi-asset solutions. And because our portfolio groups operate autonomously, their strategies can be combined to deliver true style and asset class diversification.

All of our investment teams share a common commitment to excellence grounded in rigorous, fundamental research and robust, disciplined risk management. Decade after decade, our consistent, research-driven processes have helped Franklin Templeton earn an impressive record of strong, long-term results.

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In today’s complex and interconnected world, smart investing demands a global perspective. Franklin Templeton pioneered international investing over 60 years ago, and our expertise in emerging markets spans more than a quarter of a century. Today, our investment professionals are on the ground across the globe, spotting investment ideas and potential risks firsthand. These locally based teams bring in-depth understanding of local companies, economies and cultural nuances, and share their best thinking across our global research network.

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Franklin Templeton is a global leader in asset management serving clients in over 150 countries.1 We run our business with the same prudence we apply to asset management, staying focused on delivering relevant investment solutions, strong long-term results and reliable, personal service. This approach, focused on putting clients first, has helped us to become one of the most trusted names in financial services.

1. As of 12/31/14. Clients are represented by the total number of shareholder accounts.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Contents

Shareholder Letter	1
Semiannual Report
Templeton China World Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and
Statement of Investments	12
Financial Statements	19
Notes to Financial Statements	23
Shareholder Information	30

Semiannual Report

Templeton China World Fund

This semiannual report for Templeton China World Fund covers the period ended February 28, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of “China companies,” as defined in the Fund’s prospectus.

Economic and Market Overview

China’s economy, as measured by gross domestic product (GDP), grew an estimated 7.4% in 2014 compared to 7.7% in 2013.1 China’s economy appeared to stabilize as fiscal and monetary stimulus measures implemented in 2014’s second half began to gain traction. Strength in production and consumer spending helped offset weakness in fixed-asset investment. Domestic demand continued to account for a greater portion of GDP, as the government’s market-friendly policies supported new economic drivers. The trade surplus increased in 2014 as exports grew, driven by U.S. and European demand, and imports declined, resulting largely from lower imports of refined petroleum products and coal. The non-manufacturing sector’s expansion during the six months under review partially offset the manufacturing sector’s contraction toward period-end. China’s property market continued to cool as home sales and prices declined in most major cities.

The People’s Bank of China (PBOC) implemented various measures to support economic growth. These measures were initially selective, such as reducing yields on certain short-term bonds and loosening mortgage restrictions. In November, the PBOC broadened its monetary easing approach by cutting its benchmark interest rates for the first time since July 2012. Toward period-end, the PBOC provided short-term liquidity, extended its medium-term lending facility and lowered the reserve requirement ratio for commercial banks. With inflationary pressures trending downward, policymakers may have the flexibility to implement additional measures to support the economy.

Greater China and other emerging market stocks experienced volatility during the period amid concerns about moderating global economic growth, political instability and geopolitical tensions in certain regions, the future course of U.S. monetary policy, the devaluation of many currencies against the U.S. dollar and a sharp decline in crude oil prices. However, China’s fiscal and monetary stimulus measures, the European Central Bank’s monetary easing and the U.S. Federal Reserve Board’s accommodative policy provided investors with some optimism. A temporary solution to Greece’s dispute with the country’s international creditors, a Russia-Ukraine ceasefire agreement and market expectations that the PBOC would continue to take measures to bolster China’s economy supported stocks near period-end.

For the six months ended February 28, 2015, Greater China stocks, as measured by the MSCI Golden Dragon Index, generated a +2.64% total return, as many investors seemed to focus on the relatively attractive valuations of certain regional stocks.2 The MSCI China Index generated a +5.97% total return for the six-month period, compared with +0.35% for the MSCI Hong Kong Index and -0.93% for the MSCI Taiwan Index.2

1. Source: The website of the National Bureau of Statistics of the People’s Republic of China (www.stats.gov.cn).
2. Source: Morningstar.
The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 16.

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TEMPLETON CHINA WORLD FUND

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term earnings, asset value and cash flow potential. We also consider a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. Our analysis considers the company’s corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Performance Overview

For the six months ended February 28, 2015, the Fund’s Class A shares had a -4.67% cumulative total return. For comparison, the MSCI Golden Dragon Index generated a +2.64% total return for the same period.2 Also for comparison, the Standard & Poor’s®/International Finance Corporation Investable China Index, which measures Chinese stock market performance, produced a +1.90% total return for the same period.2

In line with our long-term investment strategy, we are pleased with our long-term results, which you will find in the Performance Summary beginning on page 7. For example, for the 10-year period ended February 28, 2015, the Fund’s Class A shares delivered a +146.49% cumulative total return, compared with the MSCI Golden Dragon Index’s +144.62% cumulative total return for the same period.3 Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Manager’s Discussion

During the six months under review, key contributors to the Fund’s absolute performance included TSMC (Taiwan Semiconductor Manufacturing Co.), Bank of China and China Construction Bank.

TSMC is the world’s largest independent integrated circuit foundry. Strong second-half 2014 earnings results and management updates indicating higher market share and progress in the company’s commercialization of advanced technological products supported share price performance. Robust January revenues, an upbeat 2015 corporate guidance and a proposed 50% dividend increase for 2014, which would be TSMC’s first dividend increase in six years, further enhanced investor confidence in the company. We sought to take advantage of the price appreciation and trimmed our position in TSMC, reducing concentration in one of the Fund’s largest holdings.

Shares of Bank of China and China Construction Bank, two of the country’s leading banks, performed well in late 2014 and early 2015 as the PBOC embarked on a monetary easing program. In addition to lowering its benchmark interest rate in November, the PBOC softened the terms of regulated loan-to-deposit ratio limits, which encouraged market speculation about the possibility of further easing measures. The PBOC followed through in early February with a reduction in the reserve requirement ratio for commercial banks. At period-end, the PBOC announced another interest rate cut to be effective on March 1. Better-than-expected fourth-quarter GDP growth also supported market sentiment. We added to the Fund’s position in China Construction Bank during the period.

In contrast, key detractors from the Fund’s absolute performance included CNOOC, Sinopec (China Petroleum and Chemical) and Dairy Farm International Holdings.

CNOOC is one of China’s biggest oil and gas exploration and production companies. Sinopec, one of China’s largest integrated energy companies and oil refiners, accounts for more than 20% of the country’s crude oil production. Lower oil prices in 2014’s second half pressured energy companies’ share prices, with production-oriented businesses, such as CNOOC, suffering more than businesses with an emphasis on refining and marketing, such as Sinopec. The decision by the Organization of the Petroleum Exporting Countries in late 2014 to maintain oil production levels despite global oversupply led prices to fall more than 40% in 2014’s fourth quarter, further weighing on energy stocks globally. Although Sinopec’s anticipated sale of stakes in its sales and marketing unit was considered by many investors as management’s move to adopt a more market-oriented stance,

3. Source: Morningstar. As of 2/28/15, the Fund’s Class A 10-year average annual total return not including sales charges was +9.44%, compared with the 10-year average annual total return of +9.36% for the MSCI Golden Dragon Index.
The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

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TEMPLETON CHINA WORLD FUND

Top 10 Holdings
2/28/15
Company	% of Total
Sector/Industry, Country	Net Assets
Dairy Farm International Holdings Ltd.	9.3%
Food & Staples Retailing, Hong Kong
TSMC (Taiwan Semiconductor Manufacturing Co.) Ltd.	7.9%
Semiconductors & Semiconductor Equipment, Taiwan
Sinopec (China Petroleum and Chemical Corp.), H	6.2%
Oil, Gas & Consumable Fuels, China
China Construction Bank Corp., H	4.7%
Banks, China
China Mobile Ltd.	4.6%
Wireless Telecommunication Services, China
Dongfeng Motor Group Co. Ltd., H	3.6%
Automobiles, China
President Chain Store Corp.	3.0%
Food & Staples Retailing, Taiwan
BOC Hong Kong (Holdings) Ltd.	3.0%
Banks, Hong Kong
Cheung Kong Infrastructure Holdings Ltd.	2.8%
Electric Utilities, Hong Kong
Industrial and Commercial Bank of China Ltd., H	2.8%
Banks, China

the sale’s completion in September at a lower-than-expected price hurt sentiment. Both companies’ shares recovered some of their earlier losses, however, as oil prices seemed to stabilize in February. We trimmed our positions in CNOOC and Sinopec to raise funds for redemptions and capital gain distributions, as well as to seek opportunities we considered to be more attractively valued within our investment universe.

Dairy Farm’s businesses include supermarkets, hypermarkets (combined supermarket and department store), health and beauty stores, convenience stores and home furnishing stores. The company reported disappointing first-half 2014 operating profits, resulting mainly from weaker-than-expected performance of its food and health and beauty businesses. Further hurting investor confidence was the company’s subdued earnings guidance for the latter part of 2014. We trimmed our position in Dairy Farm to reduce concentration in the Fund’s biggest holding and to raise funds for capital gain distributions.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended February 28, 2015, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

During the period, our continued search for what we considered undervalued investments with attractive fundamentals and growth potential led us to make selective purchases in Taiwan, Hong Kong and China via China H and P Chip shares.4 Key purchases included additional shares in Tencent Holdings, one of China’s top Internet service portals, and new positions in Tingyi (Cayman Islands) Holdings, one of China’s leading manufacturers of instant noodles and packaged tea drinks, and Huaneng Renewable, one of China’s largest wind power generators.

Conversely, we conducted sales across the countries and sectors represented in the Fund’s portfolio to raise funds for share redemptions and capital gain distributions. We undertook some of the largest sales in Taiwan and China via China H and Red Chip shares.5 In sector terms, we reduced positions largely in energy and telecommunication services and made some of the biggest sales in consumer staples and information technology.6 Key sales included reducing shares in the aforementioned CNOOC, Sinopec and TSMC.

4. “China H” denotes shares of China-incorporated, Hong Kong Stock Exchange-listed companies with most businesses in China. “P Chip” denotes shares of Hong Kong
Stock Exchange-listed companies controlled by Chinese mainland individuals and incorporated outside of China, with a majority of their business in China.
5. “Red Chip” denotes shares of Hong Kong Stock Exchange-listed companies substantially owned by Chinese mainland entities, with significant exposure to China.
6. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI. The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI. The consumer staples sector comprises beverages, food and staples retailing, and food products in the SOI. The information technology sector comprises electronic equipment, instruments and components; Internet software and services; IT services; and
semiconductors and semiconductor equipment in the SOI.
See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON CHINA WORLD FUND

Thank you for your continued participation in Templeton China World Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 28, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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TEMPLETON CHINA WORLD FUND

Performance Summary as of February 28, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	2/28/15	8/31/14		Change
A (TCWAX)	$31.42	$38.01	-$	6.59
C (TCWCX)	$31.02	$37.52	-$	6.50
R6 (FCWRX)	$31.61	$38.27	-$	6.66
Advisor (TACWX)	$31.62	$38.26	-$	6.64

Distributions (9/1/14–2/28/15)
	Dividend	Long-Term
Share Class	Income	Capital Gain		Total
A	$0.4474	$4.1603		$4.6077
C	$0.2616	$4.1603		$4.4219
R6	$0.5777	$4.1603		$4.7380
Advisor	$0.5208	$4.1603		$4.6811

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TEMPLETON CHINA WORLD FUND
PERFORMANCE SUMMARY

Performance as of 2/28/151

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only;
Class R6/Advisor Class: no sales charges.

		Cumulative		Average Annual	Value of $10,000		Average Annual Total	Total Annual
Share Class		Total Return[2]		Total Return[3]	Investment[4]		Return (3/31/15)[5]	Operating Expenses[6]
A								1.85%
6-Month		-4.67%		-10.16%	$8,984
1-Year	+	7.17%	+	1.01%	$10,101	+	0.16%
5-Year	+	25.29%	+	3.38%	$11,809	+	2.35%
10-Year	+	146.49%	+	8.79%	$23,231	+	9.04%
C								2.54%
6-Month		-5.03%		-5.85%	$9,415
1-Year	+	6.40%	+	5.48%	$10,548	+	4.62%
5-Year	+	20.99%	+	3.88%	$12,099	+	2.85%
10-Year	+	130.21%	+	8.70%	$23,021	+	8.94%
R6								1.37%
6-Month		-4.49%		-4.49%	$9,551
1-Year	+	7.63%	+	7.63%	$10,763	+	6.78%
Since Inception (5/1/13)	+	2.24%	+	1.22%	$10,224	+	1.31%
Advisor								1.55%
6-Month		-4.57%		-4.57%	$9,543
1-Year	+	7.46%	+	7.46%	$10,746	+	6.53%
5-Year	+	27.19%	+	4.93%	$12,719	+	3.88%
10-Year	+	154.21%	+	9.78%	$25,421	+	10.02%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

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TEMPLETON CHINA WORLD FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. The government’s participation in the economy is still high and, therefore, the Fund’s investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Historically, smaller and midsized-company securities have experienced more price volatility than larger company stocks, especially over the short term. The Fund is designed for the aggressive portion of a well-diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R6: Shares are available to certain eligible investors as described in the prospectus.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end.
Class R6 has a fee waiver contractually guaranteed through at least the Fund’s current fiscal year-end. Fund investment results reflect the fee waivers, to the extent applicable; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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TEMPLETON CHINA WORLD FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

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TEMPLETON CHINA WORLD FUND
YOUR FUND’S EXPENSES

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 9/1/14	Value 2/28/15	Period* 9/1/14–2/28/15
A
Actual	$1,000	$953.26	$8.96
Hypothetical (5% return before expenses)	$1,000	$1,015.62	$9.25
C
Actual	$1,000	$949.75	$12.42
Hypothetical (5% return before expenses)	$1,000	$1,012.05	$12.82
R6
Actual	$1,000	$955.10	$6.74
Hypothetical (5% return before expenses)	$1,000	$1,017.90	$6.95
Advisor
Actual	$1,000	$954.35	$7.61
Hypothetical (5% return before expenses)	$1,000	$1,017.01	$7.85

*Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.85%; C: 2.57%; R6: 1.39%; and Advisor: 1.57%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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TEMPLETON CHINA WORLD FUND

Financial Highlights
	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$38.01	$35.78	$34.09	$37.62	$33.89	$29.91
Income from investment operations[a]:
Net investment income (loss)[b]	(0.09)	0.44	0.41	0.56	0.25	0.17
Net realized and unrealized gains (losses)	(1.89)	3.94	2.11	(3.53)	3.90	4.23
Total from investment operations	(1.98)	4.38	2.52	(2.97)	4.15	4.40
Less distributions from:
Net investment income	(0.45)	(0.52)	(0.65)	(0.25)	(0.35)	(0.42)
Net realized gains	(4.16)	(1.63)	(0.18)	(0.31)	(0.07)	—
Total distributions	(4.61)	(2.15)	(0.83)	(0.56)	(0.42)	(0.42)
Net asset value, end of period	$31.42	$38.01	$35.78	$34.09	$37.62	$33.89

Total return[c]	(4.67)%	12.76%	7.22%	(7.86)%	12.22%	14.76%

Ratios to average net assets[d]
Expenses	1.85%[e]	1.85%[e]	1.85%	1.87%	1.92%	2.02%
Net investment income (loss)	(0.51)%	1.23%	1.13%	1.56%	0.65%	0.54%

Supplemental data
Net assets, end of period (000’s)	$317,331	$373,231	$429,085	$482,277	$550,539	$462,960
Portfolio turnover rate	2.04%	3.75%	6.12%	7.13%	5.55%	9.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

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TEMPLETON CHINA WORLD FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$37.52	$35.30	$33.55	$37.02	$33.39	$29.58
Income from investment operations[a]:
Net investment income (loss)[b]	(0.21)	0.18	0.16	0.28	(0.01)	(0.05)
Net realized and unrealized gains (losses)	(1.87)	3.91	2.04	(3.44)	3.83	4.17
Total from investment operations	(2.08)	4.09	2.20	(3.16)	3.82	4.12
Less distributions from:
Net investment income	(0.26)	(0.24)	(0.27)	—	(0.12)	(0.31)
Net realized gains	(4.16)	(1.63)	(0.18)	(0.31)	(0.07)	—
Total distributions	(4.42)	(1.87)	(0.45)	(0.31)	(0.19)	(0.31)
Net asset value, end of period	$31.02	$37.52	$35.30	$33.55	$37.02	$33.39

Total return[c]	(5.03)%	11.98%	6.50%	(8.51)%	11.41%	13.97%

Ratios to average net assets[d]
Expenses	2.57%[e]	2.54%[e]	2.55%	2.56%	2.62%	2.71%
Net investment income (loss)	(1.23)%	0.54%	0.43%	0.87%	(0.05)%	(0.15)%

Supplemental data
Net assets, end of period (000’s)	$85,684	$103,346	$123,220	$134,050	$169,667	$153,897
Portfolio turnover rate	2.04%	3.75%	6.12%	7.13%	5.55%	9.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 13

TEMPLETON CHINA WORLD FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 28, 2015	Year Ended August 31,
	(unaudited)	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$38.27	$36.03	$38.14
Income from investment operations[b]:
Net investment income (loss)[c]	(0.02)	0.66	0.68
Net realized and unrealized gains (losses)	(1.90)	3.93	(2.79)
Total from investment operations	(1.92)	4.59	(2.11)
Less distributions from:
Net investment income	(0.58)	(0.72)	—
Net realized gains	(4.16)	(1.63)	—
Total distributions	(4.74)	(2.35)	—
Net asset value, end of period	$31.61	$38.27	$36.03

Total return[d]	(4.49)%	13.31%	(5.53)%

Ratios to average net assets[e]
Expenses	1.39%[f]	1.37%[f]	1.39%
Net investment income (loss)	(0.05)%	1.71%	1.59%

Supplemental data
Net assets, end of period (000’s)	$71,103	$73,067	$64,078
Portfolio turnover rate	2.04%	3.75%	6.12%

aFor the period May 1, 2013 (effective date) to August 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

14 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON CHINA WORLD FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	February 28, 2015		Year Ended August 31,
	(unaudited)	2014	2013	2012	2011	2010
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$38.26	$36.01	$34.33	$37.91	$34.13	$30.06
Income from investment operations[a]:
Net investment income (loss)[b]	(0.02)	0.55	0.46	0.68	0.39	0.29
Net realized and unrealized gains (losses)	(1.94)	3.98	2.20	(3.58)	3.91	4.24
Total from investment operations	(1.96)	4.53	2.66	(2.90)	4.30	4.53
Less distributions from:
Net investment income	(0.52)	(0.65)	(0.80)	(0.37)	(0.45)	(0.46)
Net realized gains	(4.16)	(1.63)	(0.18)	(0.31)	(0.07)	—
Total distributions	(4.68)	(2.28)	(0.98)	(0.68)	(0.52)	(0.46)
Net asset value, end of period	$31.62	$38.26	$36.01	$34.33	$37.91	$34.13

Total return[c]	(4.57)%	13.12%	7.54%	(7.57)%	12.52%	15.12%

Ratios to average net assets[d]
Expenses	1.57%[e]	1.55%[e]	1.55%	1.57%	1.62%	1.71%
Net investment income (loss)	(0.23)%	1.53%	1.43%	1.86%	0.95%	0.85%

Supplemental data
Net assets, end of period (000’s)	$140,462	$223,825	$240,826	$354,249	$368,992	$330,254
Portfolio turnover rate	2.04%	3.75%	6.12%	7.13%	5.55%	9.94%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 15

TEMPLETON CHINA WORLD FUND

Statement of Investments, February 28, 2015 (unaudited)
	Country	Shares	Value

Common Stocks 100.1%
Automobiles 8.3%
Chongqing Changan Automobile Co. Ltd., B	China	3,351,157	$9,103,951
Dongfeng Motor Group Co. Ltd., H	China	13,785,478	21,933,482
Great Wall Motor Co. Ltd., H	China	320,845	2,045,654
Guangzhou Automobile Group Co. Ltd., H	China	1,476,493	1,418,268
Jiangling Motors Corp. Ltd., B	China	3,463,745	16,412,467
			50,913,822
Banks 13.3%
Bank of China Ltd., H	China	28,765,600	16,578,741
BOC Hong Kong (Holdings) Ltd.	Hong Kong	5,313,000	18,701,355
China Construction Bank Corp., H	China	34,814,926	28,998,037
Industrial and Commercial Bank of China Ltd., H	China	23,615,725	17,325,435
			81,603,568
Beverages 0.8%
Yantai Changyu Pioneer Wine Co. Ltd., B	China	1,404,299	4,818,092
Commercial Services & Supplies 0.1%
[a]Integrated Waste Solutions Group Holdings Ltd.	Hong Kong	11,062,000	435,015
Construction Materials 5.3%
Anhui Conch Cement Co. Ltd., H	China	912,000	3,104,341
Asia Cement China Holdings Corp.	China	12,893,271	6,932,179
BBMG Corp., H	China	5,042,000	4,446,615
China National Building Material Co. Ltd., H	China	13,900,000	13,602,764
Huaxin Cement Co. Ltd., B	China	3,919,226	4,710,910
			32,796,809
Distributors 1.5%
Dah Chong Hong Holdings Ltd.	China	15,580,563	9,321,198
Diversified Telecommunication Services 1.1%
China Unicom (Hong Kong) Ltd.	China	3,908,168	6,611,160
Electric Utilities 2.8%
Cheung Kong Infrastructure Holdings Ltd.	Hong Kong	2,042,548	17,381,482
Electronic Equipment, Instruments & Components 2.3%
Simplo Technology Co. Ltd.	Taiwan	1,787,948	8,870,933
Synnex Technology International Corp.	Taiwan	3,549,094	5,175,433
			14,046,366
Energy Equipment & Services 0.0%†
Anhui Tianda Oil Pipe Co. Ltd., H	China	1,083,000	171,753
Food & Staples Retailing 13.3%
Beijing Jingkelong Co. Ltd., H	China	4,271,471	1,084,961
China Resources Enterprise Ltd.	China	2,365,100	4,946,192
Dairy Farm International Holdings Ltd.	Hong Kong	6,546,276	57,083,527
President Chain Store Corp.	Taiwan	2,411,259	18,712,143
			81,826,823

16 | Semiannual Report franklintempleton.com

TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Food Products 2.3%
[a]China Foods Ltd.	China	5,966,000	$2,046,141
Tingyi (Cayman Islands) Holding Corp.	China	798,000	2,006,356
Uni-President China Holdings Ltd.	China	9,498,280	7,470,426
Uni-President Enterprises Corp.	Taiwan	1,420,572	2,385,542
			13,908,465
Gas Utilities 1.6%
ENN Energy Holdings Ltd.	China	1,870,100	9,958,306
Health Care Providers & Services 0.6%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	1,662,400	3,476,618
Hotels, Restaurants & Leisure 0.3%
SJM Holdings Ltd.	Hong Kong	1,241,000	1,792,092
Independent Power & Renewable Electricity Producers 0.3%
Huaneng Renewables Corp. Ltd., H	China	4,696,000	1,634,792
Industrial Conglomerates 2.5%
Hopewell Holdings Ltd.	Hong Kong	3,596,500	13,424,534
Shanghai Industrial Holdings Ltd.	China	757,253	2,289,573
			15,714,107
Insurance 2.5%
AIA Group Ltd.	Hong Kong	2,604,300	15,295,018
Internet Software & Services 4.0%
[a]Baidu Inc., ADR	China	53,000	10,798,750
[a]Sohu.com Inc.	China	56,567	2,976,556
Tencent Holdings Ltd.	China	603,000	10,565,921
			24,341,227
IT Services 0.8%
Travelsky Technology Ltd., H	China	4,921,941	5,279,956
Machinery 0.6%
[b]Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	5,406,620	3,464,598
Marine 1.9%
[a]China Shipping Container Lines Co. Ltd., H	China	8,660,000	2,679,784
[a]China Shipping Development Co. Ltd., H	China	9,938,000	6,791,183
[a]Sinotrans Shipping Ltd.	China	11,570,000	2,491,268
			11,962,235
Metals & Mining 0.2%
Jiangxi Copper Co. Ltd., H	China	810,043	1,389,090
Oil, Gas & Consumable Fuels 11.8%
China Petroleum and Chemical Corp., H	China	45,199,413	37,880,591
China Shenhua Energy Co. Ltd., H	China	674,000	1,768,458
CNOOC Ltd.	China	11,347,000	16,298,095
PetroChina Co. Ltd., H	China	14,392,403	16,701,152
			72,648,296
Paper & Forest Products 1.9%
Nine Dragons Paper Holdings Ltd.	China	18,468,000	12,024,910
Pharmaceuticals 0.5%
Tong Ren Tang Technologies Co. Ltd., H	China	2,299,700	2,834,652

franklintempleton.com Semiannual Report | 17

TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value
Common Stocks (continued)
Real Estate Management & Development 1.5%
Cheung Kong (Holdings) Ltd.	Hong Kong	323,690	$6,406,315
China Overseas Land & Investment Ltd.	China	466,000	1,417,975
Soho China Ltd.	China	1,789,445	1,285,121
			9,109,411
Semiconductors & Semiconductor Equipment 8.4%
[a]GCL-Poly Energy Holdings Ltd.	Hong Kong	12,955,000	3,123,559
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	10,113,330	48,408,376
			51,531,935
Textiles, Apparel & Luxury Goods 2.5%
Anta Sports Products Ltd.	China	7,875,355	15,698,213
Transportation Infrastructure 2.5%
COSCO Pacific Ltd.	China	7,542,012	10,891,203
Sichuan Expressway Co. Ltd., H	China	10,682,000	4,324,668
			15,215,871
Wireless Telecommunication Services 4.6%
China Mobile Ltd.	China	2,068,270	28,187,257
Total Common Stocks (Cost $329,193,782)			615,393,137
Short Term Investments 0.5%
Money Market Funds (Cost $1,064,874) 0.2%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	1,064,874	1,064,874
[d]Investments from Cash Collateral Received for Loaned Securities
(Cost $1,890,000) 0.3%
Money Market Funds 0.3%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	1,890,000	1,890,000
Total Investments (Cost $332,148,656) 100.6%			618,348,011
Other Assets, less Liabilities (0.6)%			(3,767,588)
Net Assets 100.0%			$614,580,423

See Abbreviations on page 29.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at February 28, 2015. See Note 1(c).
cSee Note 3(f) regarding investments in Institutional Fiduciary Trust Money Market Portfolio.
dSee Note 1(c) regarding securities on loan.

18 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON CHINA WORLD FUND

Financial Statements

Statement of Assets and Liabilities
February 28, 2015 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$329,193,782
Cost - Sweep Money Fund (Note 3f)	2,954,874
Total cost of investments	$332,148,656
Value - Unaffiliated issuers	$615,393,137
Value - Sweep Money Fund (Note 3f)	2,954,874
Total value of investments (includes securities loaned in the amount of $1,730,178)	618,348,011
Receivables:
Investment securities sold	61,921
Capital shares sold	693,232
Dividends	2,492
Other assets	396
Total assets	619,106,052
Liabilities:
Payables:
Capital shares redeemed	1,502,271
Management fees	664,470
Distribution fees	135,954
Transfer agent fees	198,104
Trustees’ fees and expenses	1,898
Payable upon return of securities loaned	1,890,000
Accrued expenses and other liabilities	132,932
Total liabilities	4,525,629
Net assets, at value	$614,580,423
Net assets consist of:
Paid-in capital	$296,886,392
Distributions in excess of net investment income	(1,818,546)
Net unrealized appreciation (depreciation)	286,199,355
Accumulated net realized gain (loss)	33,313,222
Net assets, at value	$614,580,423

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 19

TEMPLETON CHINA WORLD FUND
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
February 28, 2015 (unaudited)

Class A:
Net assets, at value	$317,331,415
Shares outstanding	10,098,136
Net asset value per share[a]	$31.42
Maximum offering price per share (net asset value per share ÷ 94.25%)	$33.34
Class C:
Net assets, at value	$85,683,734
Shares outstanding	2,761,879
Net asset value and maximum offering price per share[a]	$31.02
Class R6:
Net assets, at value	$71,103,189
Shares outstanding	2,249,298
Net asset value and maximum offering price per share	$31.61
Advisor Class:
Net assets, at value	$140,462,085
Shares outstanding	4,441,557
Net asset value and maximum offering price per share	$31.62

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
20 | Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON CHINA WORLD FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended February 28, 2015 (unaudited)

Investment income:
Dividends (net of foreign taxes of $298,285)	$4,372,255
Income from securities loaned	34,046
Total investment income	4,406,301
Expenses:
Management fees (Note 3a)	4,279,683
Distribution fees: (Note 3c)
Class A	455,696
Class C	454,711
Transfer agent fees: (Note 3e)
Class A	304,099
Class C	83,987
Class R6	125
Advisor Class	153,703
Custodian fees (Note 4)	81,662
Reports to shareholders	64,056
Registration and filing fees	47,146
Professional fees	37,053
Trustees’ fees and expenses	33,100
Other	13,645
Total expenses	6,008,666
Expenses waived/paid by affiliates (Note 3f)	(1,162)
Net expenses	6,007,504
Net investment income (loss)	(1,601,203)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	35,143,665
Foreign currency transactions	(61,532)
Net realized gain (loss)	35,082,133
Net change in unrealized appreciation (depreciation) on:
Investments	(71,761,848)
Translation of other assets and liabilities denominated in foreign currencies	(2,549)
Net change in unrealized appreciation (depreciation)	(71,764,397)
Net realized and unrealized gain (loss)	(36,682,264)
Net increase (decrease) in net assets resulting from operations	$(38,283,467)

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report | 21

TEMPLETON CHINA WORLD FUND
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2015	Year Ended
	(unaudited)	August 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(1,601,203)	$10,096,866
Net realized gain (loss) from investments and foreign currency transactions	35,082,133	83,844,124
Net change in unrealized appreciation (depreciation) on investments and translation of other
assets and liabilities denominated in foreign currencies	(71,764,397)	(1,184,203)
Net increase (decrease) in net assets resulting from operations	(38,283,467)	92,756,787
Distributions to shareholders from:
Net investment income:
Class A	(4,134,433)	(6,068,459)
Class C	(678,371)	(806,097)
Class R6	(1,083,024)	(1,298,470)
Advisor Class	(2,373,149)	(4,264,360)
Net realized gains:
Class A	(38,445,422)	(18,942,902)
Class C	(10,788,328)	(5,434,403)
Class R6	(7,799,385)	(2,944,484)
Advisor Class	(18,957,393)	(10,773,293)
Total distributions to shareholders	(84,259,505)	(50,532,468)
Capital share transactions: (Note 2)
Class A	4,903,498	(76,437,722)
Class C	(738,999)	(25,579,983)
Class R6	10,153,225	4,751,620
Advisor Class	(50,663,807)	(28,698,529)
Total capital share transactions	(36,346,083)	(125,964,614)
Net increase (decrease) in net assets	(158,889,055)	(83,740,295)
Net assets:
Beginning of period	773,469,478	857,209,773
End of period	$614,580,423	$773,469,478
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(1,818,546)	$8,051,634

22 | Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

TEMPLETON CHINA WORLD FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into

franklintempleton.com

Semiannual Report | 23

TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. The total cash collateral received at period end was $1,890,000. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

24 | Semiannual Report

franklintempleton.com

TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 28, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 28, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	805,163	$26,782,956	1,585,370	$57,443,425
Shares issued in reinvestment of distributions	1,359,641	40,993,162	677,380	23,803,166
Shares redeemed	(1,884,763)	(62,872,620)	(4,437,514)	(157,684,313)
Net increase (decrease)	280,041	$4,903,498	(2,174,764)	$(76,437,722)
Class C Shares:
Shares sold	136,063	$4,401,000	302,066	$10,808,891
Shares issued in reinvestment of distributions	331,271	9,871,865	144,885	5,049,231
Shares redeemed	(460,059)	(15,011,864)	(1,182,615)	(41,438,105)
Net increase (decrease)	7,275	$(738,999)	(735,664)	$(25,579,983)

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TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)
	Six Months Ended		Year Ended
	February 28, 2015		August 31, 2014
	Shares	Amount	Shares	Amount
Class R6 Shares:
Shares sold	112,276	$3,547,420	89,090	$3,258,440
Shares issued in reinvestment of distributions	293,149	8,882,409	120,333	4,242,954
Shares redeemed	(65,300)	(2,276,604)	(78,830)	(2,749,774)
Net increase (decrease)	340,125	$10,153,225	130,593	$4,751,620
Advisor Class Shares:
Shares sold	391,594	$13,174,159	890,446	$32,477,219
Shares issued in reinvestment of distributions	521,966	15,826,017	284,001	10,022,406
Shares redeemed	(2,322,647)	(79,663,983)	(2,012,193)	(71,198,154)
Net increase (decrease)	(1,409,087)	$(50,663,807)	(837,746)	$(28,698,529)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors, of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to TAML based on the average weekly net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.300%	Up to and including $1 billion
1.250%	Over $1 billion, up to and including $5 billion
1.200%	Over $5 billion, up to and including $10 billion
1.150%	Over $10 billion, up to and including $15 billion
1.100%	Over $15 billion, up to and including $20 billion
1.050%	In excess of $20 billion

b. Administrative Fees

Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on average weekly net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation

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TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$27,184
CDSC retained	$2,476

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 28, 2015, the Fund paid transfer agent fees of $541,914, of which $262,068 was retained by Investor Services.

f. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an affiliated open-end management investment company. Management fees paid by the Fund are waived on assets invested in the Sweep Money Fund, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund. Prior to September 1, 2013, the waiver was accounted for as a reduction to management fees.

g. Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until December 31, 2015. There were no Class R6 transfer agent fees waived during the period ended February 28, 2015.

h. Other Affiliated Transactions

At February 28, 2015, one or more of the funds in Franklin Fund Allocator Series owned 11.40% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended February 28, 2015, there were no credits earned.

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TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

At February 28, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$334,113,367

Unrealized appreciation	$312,876,760
Unrealized depreciation	(28,642,116)
Net unrealized appreciation (depreciation)	$284,234,644

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and corporate actions.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2015, aggregated $13,608,586 and $124,054,394, respectively.

7. Concentration of Risk

Investing in securities of “China companies” may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People’s Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 28, 2015, the Fund did not use the Global Credit Facility.

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TEMPLETON CHINA WORLD FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 28, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

10. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

ADR American Depositary Receipt

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TEMPLETON CHINA WORLD FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Semiannual Report and Shareholder Letter
Templeton China World Fund

Investment Manager
Templeton Asset Management Ltd.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN® / 342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2015 Franklin Templeton Investments. All rights reserved.	188 S 04/15

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.  N/A

Item 6. Schedule of Investments.  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/LAURA F. FERGERSON_________

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON_________

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 24, 2015

By /s/MARK H. OTANI_____________

      Mark H. Otani

      Chief Financial Officer and Chief Accounting Officer

Date  April 24, 2015